Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation Expenses

Share‑based compensation was recognized in operating cost and expenses for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Processing and servicing cost	5,179	246	3,173
Sales and marketing expenses	23,142	17,454	13,756
Research and development expenses	30,386	23,547	10,715
General and administrative expenses	97,613	76,605	66,979
Total share‑based compensation expenses	156,320	117,852	94,623

Summary of Number of Shares Available for Issuance

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2021	6,633
Additions	3,677
Granted	(9,219)
Cancelled/forfeited	6,249
December 31, 2022	7,340
Additions	3,698
Granted	(23,570)
Cancelled/forfeited	55,143
December 31, 2023	42,611
Additions	3,726
Granted	(9,725)
Cancelled/forfeited	5,094
December 31, 2024	41,706

Schedule of Activities for Stock Options

The following table sets forth the summary of activities for stock options granted to employees, directors and non-employee directors:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2021	20,129	0.7227	8.43	155,018
Granted*	8,639	0.5000	—	—
Exercised	(890)	0.3817	—	—
Cancelled/forfeited	(6,016)	0.6138	—	—
December 31, 2022	21,862	0.6894	7.89	69,878
Granted*	8,695	1.2697	—	—
Exercised	(1,927)	0.4644	—	—
Cancelled/forfeited	(10,773)	0.7456	—	—
December 31, 2023	17,857	0.8850	7.43	38,242
Granted*	—	—	—	—
Exercised	(3,506)	0.6104	—	—
Cancelled/forfeited	(2,334)	1.4750	—	—
December 31, 2024	12,017	0.8351	6.53	178,662
Vested and expected to vest as of December 31, 2024	11,234	0.8401	6.50	169,199
Exercisable as of December 31, 2024	7,173	0.6347	5.59	119,744

* No stock options were granted to non-employee directors for the years presented.

The following table sets forth the summary of activities for stock options granted to non‑employees:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2021	250	0.0001	5.58	3,076
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2022	250	0.0001	4.58	1,654
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2023	250	0.0001	3.58	1,629
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2024	250	0.0001	2.58	5,211
Vested and expected to vest as of December 31, 2024	250	0.0001	2.58	5,211
Exercisable as of December 31, 2024	250	0.0001	2.58	5,211

Schedule of Estimated Fair Value of Stock Option Granted	the estimated fair value of each stock option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2022	2023	2024
Expected volatility	47.26%~47.52%	45.96%~46.68%	—
Risk-free interest rate (per annum)	2.41%~4.07%	3.58%~3.97%	—
Exercise multiples	1.5	1.5	—
Expected dividend yield	—	—	—
Expected term (in years)	10	10	—
Fair value of the underlying shares on the date of grants (US$)*	0.32~1.48	0.42~1.66	—

* No stock options were granted to employees, directors and non-employee directors in 2024.

Summary of Activities for Restricted Shares Units

The following table sets forth the summary of activities for restricted share units granted to employees, directors and non-employee directors:

	Shares Outstanding	Weighted Average Grant Date Fair Value
	(In thousands)	US$
December 31, 2021	2,068	5.02
Granted*	580	0.93
Vested	(1,037)	5.18
Cancelled/forfeited	(233)	5.02
December 31, 2022	1,378	3.17
Granted*	14,875	1.00
Vested	(880)	4.23
Cancelled/forfeited	—	—
December 31, 2023	15,373	1.01
Granted*	9,725	1.13
Vested	(5,183)	1.11
Cancelled/forfeited	(2,760)	0.97
December 31, 2024	17,155	1.05

* No restricted share units were granted to non-employee directors for the years presented.